Value Line Larger Companies Focused Fund, Inc.
Schedule of Investments (unaudited)
March 31, 2024

Shares		Value
COMMON STOCKS 99.5%
COMMUNICATION SERVICES 18.1%
	INTERNET 18.1%
95,000	Alphabet, Inc. Class A(1)	$14,338,350
280,000	Match Group, Inc.(1)	10,158,400
47,000	Meta Platforms, Inc. Class A	22,822,260
16,000	Netflix, Inc.(1)	9,717,280
75,000	Roku, Inc.(1)	4,887,750
390,000	Snap, Inc. Class A(1)	4,477,200
		66,401,240
CONSUMER DISCRETIONARY 14.3%
	AUTO MANUFACTURERS 2.5%
400,000	Rivian Automotive, Inc. Class A(1)(2)	4,380,000
26,000	Tesla, Inc.(1)	4,570,540
		8,950,540
	ENTERTAINMENT 2.1%
170,000	DraftKings, Inc. Class A(1)	7,719,700
	INTERNET 8.6%
51,000	Alibaba Group Holding Ltd. ADR	3,690,360
97,000	Amazon.com, Inc.(1)	17,496,860
2,900	Booking Holdings, Inc.	10,520,852
		31,708,072
	RETAIL 1.1%
10,000	Lululemon Athletica, Inc.(1)	3,906,500
		52,284,812
ENERGY 1.9%
	OIL & GAS 1.9%
35,000	Diamondback Energy, Inc.	6,935,950
FINANCIALS 9.0%
	COMMERCIAL SERVICES 1.2%
65,000	PayPal Holdings, Inc.(1)	4,354,350
	DIVERSIFIED FINANCIALS 5.2%
30,000	Coinbase Global, Inc. Class A(1)	7,953,600
40,000	Visa, Inc. Class A	11,163,200
		19,116,800
	INTERNET 2.6%
470,000	Robinhood Markets, Inc. Class A(1)	9,461,100
		32,932,250
HEALTHCARE 13.1%
	BIOTECHNOLOGY 6.8%
70,000	BioMarin Pharmaceutical, Inc.(1)	6,113,800
370,000	Exelixis, Inc.(1)	8,780,100
24,500	Vertex Pharmaceuticals, Inc.(1)	10,241,245
		25,135,145
	HEALTHCARE PRODUCTS 4.0%
210,000	Exact Sciences Corp.(1)	14,502,600
	PHARMACEUTICALS 2.3%
62,000	DexCom, Inc.(1)	8,599,400
		48,237,145
INDUSTRIALS 7.3%
	INTERNET 7.3%
350,000	Uber Technologies, Inc.(1)	26,946,500
Shares		Value
COMMON STOCKS 99.5% (continued)
INFORMATION TECHNOLOGY 35.8%
	COMPUTERS 4.5%
23,000	Apple, Inc.	$3,944,040
39,000	Crowdstrike Holdings, Inc. Class A(1)	12,503,010
		16,447,050
	INTERNET 3.5%
65,000	Okta, Inc.(1)	6,800,300
80,000	Shopify, Inc. Class A(1)	6,173,600
		12,973,900
	SEMICONDUCTORS 13.0%
89,000	Advanced Micro Devices, Inc.(1)	16,063,610
35,000	NVIDIA Corp.	31,624,600
		47,688,210
	SOFTWARE 14.8%
6,700	Intuit, Inc.	4,355,000
32,500	Microsoft Corp.	13,673,400
47,000	Salesforce, Inc.	14,155,460
12,700	ServiceNow, Inc.(1)	9,682,480
80,000	Twilio, Inc. Class A(1)	4,892,000
27,000	Workday, Inc. Class A(1)	7,364,250
		54,122,590
		131,231,750
TOTAL COMMON STOCKS (Cost $207,516,199)		364,969,647
SHORT-TERM INVESTMENTS 0.8%
	MONEY MARKET FUNDS 0.8%
2,206,814	State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.26%(3)	2,206,814
811,125	State Street Navigator Securities Lending Government Money Market Portfolio(4)	811,125
		3,017,939
TOTAL SHORT-TERM INVESTMENTS (Cost $3,017,939)		3,017,939
TOTAL INVESTMENTS IN SECURITIES 100.3% (Cost $210,534,138)		$367,987,586
EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (0.3)%		(920,285)
NET ASSETS(5) 100.0%		$367,067,301

(1)	Non-income producing.
(2)	A portion or all of the security was held on loan. As of March 31, 2024, the market value of the securities on loan was $4,380,000.
(3)	Rate reflects 7 day yield as of March 31, 2024.
(4)
Securities with an aggregate market value of $4,380,000
were out on loan in exchange for $811,125 of cash
collateral as of March 31, 2024. The collateral was
invested in a cash collateral reinvestment vehicle.

(5)
For federal income tax purposes, the aggregate cost was
$210,534,138, aggregate gross unrealized appreciation
was $179,382,432, aggregate gross unrealized
depreciation was $21,928,984 and the net unrealized
appreciation was $157,453,448.

ADR	American Depositary Receipt.
See Supplementary Notes to Financial Statements.

Supplementary Notes to Schedule of Investments

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:
•
Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
•
Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
•
Level 3 - Inputs that are unobservable.
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the inputs used to value the Fund's investments in securities as of March 31, 2024:
Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$364,969,647	$—	$—	$364,969,647
Short-Term Investments	3,017,939	—	—	3,017,939
Total Investments in Securities	$367,987,586	$—	$—	$367,987,586

*	See Schedule of Investments for further breakdown by category.
An investment asset's or liability's level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.
During the period ended March 31, 2024, there were no Level 3 investments.